Advance to Suppliers (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Advance to Suppliers
Advance to granaries	$ 45,284,241	276,093,489	67,210,000
Others	24,856	151,545	618,505
Total Advance to suppliers	$ 45,309,097	276,245,034	67,828,505